Acquisitions, Assets and Liabilities Held for Sale, Licensing Agreements, Research and Development and Collaborative Arrangements, Equity-Method Investments and Cost-Method Investment - Equity and Cost-Method Investments (Details) - USD ($)
$ in Millions
	1 Months Ended	3 Months Ended				12 Months Ended
	Apr. 30, 2015	Dec. 31, 2016	Jul. 03, 2016	Apr. 03, 2016	Sep. 27, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Apr. 01, 2014	Mar. 31, 2014	Sep. 30, 2012
Hisun Pfizer Pharmaceuticals Co. Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, registered capital											$ 250.0
Equity method investments		$ 270.0				$ 270.0	$ 775.0				$ 122.5
Equity method investment, ownership percentage		49.00%				49.00%	49.00%
Equity method investment, other than temporary impairment		$ 241.0	$ 130.0	$ 81.0		$ 452.0	$ 463.0
Hisun Pfizer Pharmaceuticals Co. Ltd [Member] | Other Nonoperating Income (Expense) [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, recognized gain (loss)					$ (463.0)
ViiV Healthcare Limited [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage									11.70%	12.60%
ViiV Healthcare Limited [Member] | Other Nonoperating Income (Expense) [Member]
Schedule of Equity Method Investments [Line Items]
Gain (loss) in increase (reduction) of interest in subsidiary or equity method investment								$ (30.0)
Laboratorio Teuto Brasilero [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage		40.00%				40.00%
Equity method investment, other than temporary impairment						$ 50.0		56.0
Laboratorio Teuto Brasilero [Member] | Laboratorio Teuto Brasilero [Member]
Schedule of Equity Method Investments [Line Items]
Noncontrolling interest, ownership percentage by parent		60.00%				60.00%
Laboratorio Teuto Brasilero [Member] | Other Nonoperating Income (Expense) [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, recognized gain (loss)								55.0
Equity method investment, other than temporary impairment						$ 50.0		$ 56.0
AM Pharma BV [Member]
Schedule of Equity Method Investments [Line Items]
Cost method investment, contingent payments, maximum exposure	$ 512.5
Long-term Investments [Member] | AM Pharma BV [Member]
Schedule of Equity Method Investments [Line Items]
Cost method investment, upfront and milestone payments	$ 87.5